CONVERTIBLE NOTES - 2023 Convertible Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Nov. 11, 2023 USD ($)	May 30, 2023 USD ($)	May 28, 2023 $ / shares	Apr. 28, 2023 CNY (¥)	Nov. 29, 2021	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE NOTES
Term of the debt instrument					1 year
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						$ 1,670	$ 33	$ (132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						4,448	13,162	1,065
2023 Convertible notes
CONVERTIBLE NOTES
Payment of partial redemption price							5,648
Changes in fair value of the convertible notes						628	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						12	0	0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						616	$ 0	$ 0
Pre-IPO Notes
CONVERTIBLE NOTES
Principal amount of debt agreed to issue						$ 23,500
Term of the debt instrument						1 year
Additional term of debt instrument						6 months
Cash consideration for agreed subscription of notes						$ 9,500
Aggregate principal amount of loan						$ 14,000
Interest rate						8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares						$ 10.00
Momenta Note
CONVERTIBLE NOTES
Aggregate principal amount of loan | ¥				¥ 80,000
Interest rate				8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares			$ 10.00
Threshold number of business days after the maturity date for redemption				1 year
Percentage of redemption price on principal amount			50.00%
Payment of partial redemption price	$ 5,648
Momenta Note | Ningbo Robotics
CONVERTIBLE NOTES
Aggregate principal amount of loan		$ 11,297
Percentage of equity interest to be acquired		40.00%
Cash Consideration upon Acquisition of Equity Interest		$ 80,000